N-4	Jul. 02, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Mutual of America Separate Account No. 2
Entity Central Index Key	0000743415
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
C000242642 [Member]
Prospectus:
Fees and Expenses [Text Block]

FEES AND EXPENSES		LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None	Charges

Transaction Charges	There are no charges for other transactions under the Contract.	Charges

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	1.20% 1	1.20% 1
	2. Investment options (Underlying Fund fees and expenses)	0.09% 2	0.98% 2
	3. Optional benefits available for an additional charge	NA	NA

1
As a percentage of the Separate Account value. See the “Charges” section of the Prospectus for a description of the Base Contract Fee and related charges.
2
As a percentage of the net asset value of the Underlying Fund assets.

Because you may choose from among the Investment Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $1,028	HIGHEST ANNUAL COST ESTIMATE: $1,950

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of Contract classes and Underlying Fund fees and expenses

•  No optional benefits

•  No sales charges

•  No additional Contributions, transfers, or withdrawals

Assumes:
•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of Contract Classes and Underlying Fund fees and expenses

•  No optional benefits

•  No sales charges

No additional Contributions, transfers, or withdrawals

Charges for Early Withdrawals [Text Block]	None
Transaction Charges [Text Block]	There are no charges for other transactions under the Contract.
Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	1.20% 1	1.20% 1
	2. Investment options (Underlying Fund fees and expenses)	0.09% 2	0.98% 2
	3. Optional benefits available for an additional charge	NA	NA

1
As a percentage of the Separate Account value. See the “Charges” section of the Prospectus for a description of the Base Contract Fee and related charges.
2
As a percentage of the net asset value of the Underlying Fund assets.

Because you may choose from among the Investment Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $1,028	HIGHEST ANNUAL COST ESTIMATE: $1,950

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of Contract classes and Underlying Fund fees and expenses

•  No optional benefits

•  No sales charges

•  No additional Contributions, transfers, or withdrawals

Assumes:
•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of Contract Classes and Underlying Fund fees and expenses

•  No optional benefits

•  No sales charges

No additional Contributions, transfers, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.20%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.20%	[1]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the Separate Account value. See the “Charges” section of the Prospectus for a description of the Base Contract Fee and related charges.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.98%	[2]
Investment Options Footnotes [Text Block]	As a percentage of the net asset value of the Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

Because you may choose from among the Investment Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $1,028	HIGHEST ANNUAL COST ESTIMATE: $1,950

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of Contract classes and Underlying Fund fees and expenses

•  No optional benefits

•  No sales charges

•  No additional Contributions, transfers, or withdrawals

Assumes:
•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of Contract Classes and Underlying Fund fees and expenses

•  No optional benefits

•  No sales charges

No additional Contributions, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,028
Highest Annual Cost [Dollars]	$ 1,950
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the tim
e
that you are a Participant. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “Underlying Funds As Investment Options Available Under the Contract”.

	Maximum	Minimum
Annual Underlying Fund Expenses
(expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets) (before expense reimbursement)	0.09%	0.98%
Net Annual Underlying Fund Expenses
(expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets) (after expense reimbursement)	0.09%	0.90%

Prospectuses Available [Text Block]	The following replaces the first underlying fund in Appendix A: UNDERLYING FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE FPA CONTRACTS at the back of your Prospectus :
C000242642 [Member] | Fidelity VIP Index 500 Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity Fund Seeks investment results that correspond to the total return of c o mmon stocks publicly traded in the United States, as represented by the S&P 500 ® Index
Portfolio Company Name [Text Block]	Fidelity VIP Index 500 (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	26.19%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	11.92%
C000242642 [Member] | Before Expense Reimbursement [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	(expenses deducted from Underlying Fund assets, including management fees, distribution and/or service
(12b-1)
	fees, and other expenses, as a percentage of Underlying Fund average net assets) (before expense reimbursement)
Portfolio Company Expenses Minimum [Percent]	0.09%
Portfolio Company Expenses Maximum [Percent]	0.98%
C000242642 [Member] | After Expense Reimbursement [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	(expenses deducted from Underlying Fund assets, including management fees, distribution and/or service
(12b-1)
	fees, and other expenses, as a percentage of Underlying Fund average net assets) (after expense reimbursement)
Portfolio Company Expenses Minimum [Percent]	0.09%
Portfolio Company Expenses Maximum [Percent]	0.90%

[1]	As a percentage of the Separate Account value. See the “Charges” section of the Prospectus for a description of the Base Contract Fee and related charges.
[2]	As a percentage of the net asset value of the Underlying Fund assets.